Subsequent events	12 Months Ended
Jun. 30, 2018
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
On July 23, 2018, the Company completed the sale of a non-controlling interest in Peanuts to Sony Music Entertainment (Japan) Inc. (“SMEJ”).  SMEJ has indirectly purchased 49% of the Company’s 80% interest in Peanuts for $235.6 million in cash, subject to certain adjustments contemplated in the original agreement.  Subsequent to the sale, the Company now owns a 41% interest in Peanuts, SMEJ owns a 39% interest, and the members of the family of Charles M. Schulz continue to hold their 20% interest.